Property and Equipment - Schedule of Depreciation is Included in the Consolidated Statement of Loss (Details) - Property and Equipment [Member] - CAD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Depreciation is Included in the Consolidated Statement of Loss [Line Items]
Cost of sales	[1]	$ 270,806	$ 214,828	$ 157,819
Marketing and product management		7	1,686	624
General and administrative expenses		415,083	794,273	1,108,835
Research and development costs		97,185	263,810	181,589
Total		$ 783,081	$ 1,274,597	$ 1,448,867

[1]	Depreciation recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations